Basis of preparation (Details) € in Millions, vaccine_dose in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 vaccine_dose	Dec. 31, 2023 EUR (€) scenario emission	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate		22.40%	19.20%	20.00%
Increase in effective tax rate		1.50%
Planet Care Program, net emissions by 2045 | emission		0
Planet Care Program, percentage of reduction in scope 1 and 2 greenhouse gas by 2030		55.00%
Planet Care Program, percentage of reduction in scope 3 greenhouse gas by 2030		30.00%
Planet Care Program, percentage of reduction in all scopes greenhouse gas by 2030		90.00%
Planet Care Program, percentage of renewably-sourced energy in all sites by 2030		100.00%
Planet Care Program, number of global warming scenarios | scenario		3
Other revenues		€ 3,374	€ 2,392	€ 1,414
Current contract liabilities		€ 0	269	321
Maximum
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate		15.00%
Collaboration agreement with GSK
Disclosure of initial application of standards or interpretations [line items]
Other revenues		€ 269	85	0
Current contract liabilities			269	319
Other revenue, doses no longer an obligation to be delivered		94
Collaboration agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Number of vaccine doses to be supplied | vaccine_dose	100
Other revenues		411
Government grant recognised as deduction from development expenses		€ 59	€ 265	€ 147
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years		100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years		100.00%